ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities
	December 31,	September 30,
	2013	2014

Advance from customers (i)	12,620	12,121
Payables for rental expenses	8,237	10,894
Business taxes and other tax payable	3,678	7,197
Payable of advertising fees	2,772	6,847
Other accounts payable to third parties	1,592	1,222
Accrued payroll, welfare and other social expenses	1,897	1,202
Payable of distribution and promotion fees	536	1,140
Accrued professional fees	774	888
Deposits payable	421	529
Other current liabilities	108	81
Total	32,635	42,121

Advance from customers represents upfront payments received from customers for licensing fees.